Significant Accounting Policies - Summary of Amortization of Intangible Assets with Finite Lives (Details)	12 Months Ended
Apr. 30, 2025
Internally generated development costs
Disclosure of detailed information about intangible assets [line items]
Basis	Straight line
Term	5 years
Intellectual property
Disclosure of detailed information about intangible assets [line items]
Basis	Straight line
Intellectual property | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Term	10 years
Intellectual property | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Term	15 years
Proprietary processes
Disclosure of detailed information about intangible assets [line items]
Basis	Straight line
Term	5 years
Certifications
Disclosure of detailed information about intangible assets [line items]
Basis	Straight line
Term	1 year
Customer list
Disclosure of detailed information about intangible assets [line items]
Basis	Straight line
Term	2 years